Inventory (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [text block] [Abstract]
Provision foProvision for impairment of inventoryr impairment of inventory	£ 2.5	£ 1.0
Net realizable value	161.2	1.2
Security against stocking loans.	£ 96.3	£ 36.6